Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Intangible assets
Schedule of intangible assets
	Goodwill	Information systems and software	Future units to receive under barter transactions and others	Total
Costs	4,845	14,282	35,060	54,187
Accumulated depreciation	-	(11,870)	(8,025)	(19,895)
Net book amount at June 30, 2022	4,845	2,412	27,035	34,292
Additions	-	1,371	4,725	6,096
Disposals	-	(11)	(665)	(676)
Transfers	-	-	(741)	(741)
Currency translation adjustment	41	33	-	74
Amortization charges (i)	-	(1,724)	(290)	(2,014)
Balance as of June 30, 2023	4,886	2,081	30,064	37,031
Costs	4,886	15,675	38,379	58,940
Accumulated amortization	-	(13,594)	(8,315)	(21,909)
Net book amount at June 30, 2023	4,886	2,081	30,064	37,031
Additions	14	1,953	8,082	10,049
Disposals	-	-	(237)	(237)
Transfers	-	-	27,412	27,412
Currency translation adjustment	(87)	(144)	-	(231)
Amortization charges (i)	-	(1,297)	(244)	(1,541)
Balance as of June 30, 2024	4,813	2,593	65,077	72,483
Costs	4,813	17,484	73,636	95,933
Accumulated amortization	-	(14,891)	(8,559)	(23,450)
Net book amount at June 30, 2024	4,813	2,593	65,077	72,483